TAXES PAYABLE (Tables)	12 Months Ended
Dec. 31, 2019
TAXES PAYABLES
Schedule of taxes payable

	As of December 31,
	2019	2018
Current
Income tax	35	18
Other national taxes	2,564	1,040
Provincial taxes	301	2,233
Municipal taxes	413	276
	3,313	3,567

Non-current
Provincial taxes	14	40
	14	40
Total taxes payables	3,327	3,607